Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000073478 [Member]
Shareholder Report [Line Items]
Fund Name	Genter Dividend Income Fund
Class Name	Genter Dividend Income Fund
Trading Symbol	GDIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Genter Dividend Income Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/gentercm/. You can also request this information by contacting us at 1-877-5GENTER.
Additional Information Phone Number	1-877-5GENTER
Additional Information Website	https://funddocs.filepoint.com/gentercm/
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Genter Dividend Income Fund (GDIIX)	$132	1.25%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ended October 31, 2025, the Genter Dividend Income Fund returned 11.40% outperforming the S&P 500 Value Index which returned 9.35%. The Fund primarily invests in higher yielding US equity securities.  The fund also looks to purchase equity securities of companies that have a history of growing their dividends per share.
TOP PERFORMANCE CONTRIBUTORS
Stock Selection within Technology was the number one contributor to performance.  The fund owns shares in Corning Inc (+91%), which has benefited from the growth in AI datacenters.  Additionally, the fund’s holdings in Cisco Systems (+36%) and Microchip Technologies (+31%) contributed to the strong sector performance.
Stock Selection within Healthcare was the second-best contributor to performance.  The fund’s holdings in CVS Health Corp (+44%) and Gilead Sciences (+39%) materially outperformed the sector.
The third largest contributor to performance was Stock Selection within Energy.  The fund’s position in Enbridge (+21%) led to the outperformance.
TOP PERFORMANCE DETRACTORS
The top detractor to performance was the fund’s underweight to Technology.  Technology was the top performing sector within the index.  The strategy holds about half the position size compared to the S&P 500 Value Index.
The second detractor to performance was the strategy’s Stock Selection within Industrials.  United Parcel Service (-23%) and Lockheed Martin (-7%) both underperformed the sector that was up 12% during the quarter.
The third detractor to performance was the fund’s Stock Selection in Communication Services.  The fund’s holding in Comcast (-34%) underperformed the sector.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Genter Dividend Income Fund (GDIIX)	11.40%	14.76%	10.19%
S&P 500 Value Index	9.35%	16.06%	11.37%
MSCI US Investable Market High Dividend Yield (Gross) Index	8.92%	13.68%	10.24%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 39,342,603
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 90,178
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$39,342,603
Total number of portfolio holdings	34
Total advisory fees paid (net)	$90,178
Portfolio turnover rate as of the end of the reporting period	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Northern Trust Corp.	4.3%
Cisco Systems, Inc.	4.2%
JPMorgan Chase & Co.	4.2%
Enbridge, Inc.	4.0%
CVS Health Corp.	4.0%
Chevron Corp.	3.8%
Altria Group, Inc.	3.8%
M&T Bank Corp.	3.6%
Emerson Electric Co.	3.6%
Blackrock, Inc.	3.5%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Northern Trust Corp.	4.3%
Cisco Systems, Inc.	4.2%
JPMorgan Chase & Co.	4.2%
Enbridge, Inc.	4.0%
CVS Health Corp.	4.0%
Chevron Corp.	3.8%
Altria Group, Inc.	3.8%
M&T Bank Corp.	3.6%
Emerson Electric Co.	3.6%
Blackrock, Inc.	3.5%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.